Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2021
Net fee and commission income [abstract]
Schedule of fee and commission income
Fee and commission income
1 January to 30 June
in EUR million
2021 2020
Funds transfer 727 686
Securities business 487 439
Insurance broking 117 101
Asset management fees 146 115
Brokerage and advisory fees 374 321
Other 588 644
2,439 2,307

Schedule of fee and commission expense
Fee and commission expenses
1 January to 30 June
in EUR million
2021 2020
Funds transfer 259 301
Securities business 84 80
Insurance broking 1 0
Asset management fees 5 3
Brokerage and advisory fees 185 157
Other 195 260
729 801